Allowance for Loan Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance	$ 129,257	$ 123,073
Charge-offs	(11,476)	(5,932)
Recoveries	15,053	16,982
Provision & Transfers	(1,300)	(4,866)
Ending Allowance	131,534	129,257
Single-family residential
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance	33,033	36,892
Charge-offs	(268)	(1,142)
Recoveries	1,020	757
Provision & Transfers	(2,797)	(3,474)
Ending Allowance	30,988	33,033
Construction
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance	31,317	24,556
Charge-offs	0	0
Recoveries	99	0
Provision & Transfers	888	6,761
Ending Allowance	32,304	31,317
Construction - custom
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance	1,842	1,944
Charge-offs	(1,973)	(50)
Recoveries	0	0
Provision & Transfers	1,500	(52)
Ending Allowance	1,369	1,842
Land - acquisition & development
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance	7,978	6,829
Charge-offs	(107)	(13)
Recoveries	7,457	14,223
Provision & Transfers	(6,173)	(13,061)
Ending Allowance	9,155	7,978
Land - consumer lot loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance	2,164	2,649
Charge-offs	(804)	(67)
Recoveries	719	35
Provision & Transfers	64	(453)
Ending Allowance	2,143	2,164
Multi-family
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance	8,329	7,862
Charge-offs	0	0
Recoveries	0	0
Provision & Transfers	(938)	467
Ending Allowance	7,391	8,329
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance	11,852	11,818
Charge-offs	(428)	(36)
Recoveries	1,102	189
Provision & Transfers	644	(119)
Ending Allowance	13,170	11,852
Commercial & industrial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance	28,702	28,524
Charge-offs	(5,782)	(3,574)
Recoveries	3,443	714
Provision & Transfers	5,087	3,038
Ending Allowance	31,450	28,702
HELOC
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance	781	855
Charge-offs	(1,086)	(668)
Recoveries	46	71
Provision & Transfers	1,362	523
Ending Allowance	1,103	781
Consumer
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Allowance	3,259	1,144
Charge-offs	(1,028)	(382)
Recoveries	1,167	993
Provision & Transfers	(937)	1,504
Ending Allowance	$ 2,461	$ 3,259